Operating Leases	12 Months Ended
Dec. 31, 2010
Operating Leases [Abstract]
Operating Leases

Note 18—Operating Leases

The Company acts as a lessee for certain land and equipment under operating leases. Total rent expense under operating leases was $5,950, $8,171 and $4,361 for the years ended December 31, 2010, 2009 and 2008, respectively. For each of the next five calendar years and thereafter, future minimum lease payments under operating leases that have initial or remaining noncancelable lease terms in excess of one year are as follows:

	Related party payments	Other payments	Total payments
2011	$690	$6,578	$7,268
2012	690	7,508	8,198
2013	690	7,183	7,873
2014	690	7,038	7,728
2015	690	6,843	7,533
Thereafter	1,379	49,235	50,614

Total minimum payments	$4,829	$84,385	$89,214

The Company leases consist primarily of: accesses to distribution terminals, biodiesel storage facilities, railcars and vehicles. At the end of the lease term the Company, generally, has the option to (a) return the leased equipment to the lessor, (b) purchase the property at its then fair value or (c) renew its lease at the then fair rental value on a year-to-year basis or for an agreed upon term. Certain leases allow for adjustment to minimum rentals in future periods as determined by the Consumer Price Index.